UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Previously reported	Total before Non- Controlling Interest	Total before Non- Controlling Interest Previously reported	Share Capital	Share Capital Previously reported	Additional Paid-in Capital	Additional Paid-in Capital Previously reported	Contributed Surplus [1]	Contributed Surplus Previously reported	[1]	Accumulated Other Comprehensive Loss [2]	Accumulated Other Comprehensive Loss Previously reported	[2]	Accumulated Retained Losses	Accumulated Retained Losses Previously reported	Non-Controlling Interest	Non-Controlling Interest Previously reported
Beginning balance at Dec. 31, 2021		$ 2,177,917		$ 1,730,650		$ 108,223		$ 1,972,859		$ 200,000			$ (10,834)			$ (539,598)		$ 447,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 871,987		$ 716,335												$ 716,335		$ 155,652
Dividends	(39,293)
Dividends																	(39,293)
Exercise of share options	161		161		$ 6		$ 155
Employee stock compensation	2,884		2,884				2,884
Forfeiture of employee stock compensation	(123)		(123)				(123)
Restricted stock units	0				187		(187)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 12)	26,903																26,903
Repurchase and cancellation of treasury shares	(20,357)		(20,357)		(969)										(19,388)
Deconsolidation of lessor VIEs	(182,706)																(182,706)
Other comprehensive income	132
Other comprehensive income	132		132									$ 132
Ending balance at Sep. 30, 2022	2,835,819		2,427,996		107,447		1,935,727		$ 200,000			(10,702)			195,524		407,823
Beginning balance at Dec. 31, 2022	2,900,174		2,500,224		107,226		1,936,746		200,000			(5,811)			262,063		399,950
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	28,221		(13,946)												(13,946)		42,167
Dividends	(73,127)		(53,214)												(53,214)		(19,913)
Employee stock compensation	4,854		4,854				4,854
Forfeiture of employee stock compensation	(90)		(90)				(90)
Restricted stock units	0				249		(249)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 12)	51,106																51,106
Repurchase and cancellation of treasury shares	(32,734)		(32,734)		(1,550)										(31,184)
Other comprehensive income	1,365		1,365									1,365
Reacquisition of common units of Hilli LLC (note 12)	(216,940)		(251,249)				(251,249)										34,309
Ending balance at Sep. 30, 2023	$ 2,662,829		$ 2,155,210		$ 105,925		$ 1,690,012		$ 200,000			$ (4,446)			$ 163,719		$ 507,619

[1]	Contributed Surplus is “capital” that can be returned to stockholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at September 30, 2023 and 2022, our other comprehensive income consisted of a gain of $1.5 million and $0.1 million of pension and post-retirement benefit plan adjustments and $0.2 million and $nil for our share of equity method investment’s comprehensive loss, respectively.